SEGMENTED INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Segment Reporting [Abstract]
SCHEDULE OF ASSETS INFORMATION

	April 30, 2022	October 31, 2021
	$	$

Canada – property, plant and equipment	3,946,315	2,546,383
United States – property, plant and equipment	31,304	28,321
United States – mineral property costs	93,453	93,453
	4,071,072	2,668,157

Canada – other assets	392,853	1,554,827
United States – other assets	1,611,578	290,528
	2,004,431	1,845,355

Total Assets	6,075,503	4,513,512

	October 31, 2021	October 31, 2020
	$	$

Canada – property, plant and equipment	2,546,383	79,436
United States – property, plant and equipment	28,321	–
United States – mineral property costs	93,453	93,453
	2,668,157	172,889

Canada – other assets	1,554,827	533,815
United States – other assets	290,528	2,059
	1,845,355	535,874

Total Assets	4,513,512	708,763